Federated Hermes Kaufmann Fund II
Portfolio of Investments
March 31, 2022 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—94.8%
		Communication Services—1.5%
3,924	[1]	Take-Two Interactive Software, Inc.	$ 603,276
33,000	[1]	ZoomInfo Technologies, Inc.	1,971,420
		TOTAL	2,574,696
		Consumer Discretionary—8.7%
8,303	[1]	Airbnb, Inc.	1,426,123
2,640	[1]	Alibaba Group Holding Ltd., ADR	287,232
518	[1]	Amazon.com, Inc.	1,688,654
410	[1]	Chipotle Mexican Grill, Inc.	648,632
3,900		Choice Hotels International, Inc.	552,864
10,357	[1]	DraftKings, Inc.	201,651
7,800	[1]	Etsy, Inc.	969,384
15,300	[1]	First Watch Restaurant Group, Inc.	199,665
18,300	[1]	Floor & Decor Holdings, Inc.	1,482,300
1,300		Home Depot, Inc.	389,129
6,611	[1]	Las Vegas Sands Corp.	256,969
3,290	[1]	Lululemon Athletica, Inc.	1,201,607
264	[1]	Mercadolibre, Inc.	314,023
12,800		Moncler S.p.A	712,829
650,000		NagaCorp Ltd.	577,687
10,296	[1]	Planet Fitness, Inc.	869,806
35,700	[1,2]	Sportradar Group AG	594,048
825		Vail Resorts, Inc.	214,723
14,900		Wingstop, Inc.	1,748,515
11,800	[1]	YETI Holdings, Inc.	707,764
		TOTAL	15,043,605
		Consumer Staples—1.0%
500		Costco Wholesale Corp.	287,925
2,200		Estee Lauder Cos., Inc., Class A	599,104
3,913	[1]	Freshpet, Inc.	401,630
24,813	[1]	The Duckhorn Portfolio, Inc.	451,349
		TOTAL	1,740,008
		Energy—3.3%
11,229		Cheniere Energy, Inc.	1,556,901
60,900		New Fortress Energy, Inc.	2,594,949
6,135		Pioneer Natural Resources, Inc.	1,533,934
		TOTAL	5,685,784
		Financials—9.7%
18,400		Apollo Global Management, Inc.	1,140,616
15,300		Artisan Partners Asset Management, Inc.	602,055
2,225		BlackRock, Inc.	1,700,278
7,500		Blue Owl Capital, Inc.	95,100
275,000	[1]	Blue Owl Capital, Inc.	3,487,000
1,540	[1]	Coinbase Global, Inc.	292,384
121,400		FinecoBank Banca Fineco S.p.A	1,843,796
14,200	[1]	Hamilton Lane Alliance Holdings I, Inc.	139,160
19,500		Hamilton Lane, Inc.	1,507,155
31,400		KKR & Co., Inc., Class Common	1,835,958
310	[1]	Markel Corp.	457,325
2,082		MSCI, Inc., Class A	1,046,996

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Financials—continued
3,308		S&P Global, Inc.	$ 1,356,876
36,800		StepStone Group, Inc.	1,216,608
		TOTAL	16,721,307
		Health Care—34.8%
5,500		Abbott Laboratories	650,980
32,020	[1,2]	Akouos, Inc.	152,095
34,600	[1]	Albireo Pharma, Inc.	1,032,118
65,629	[1]	Alector, Inc.	935,213
33,000	[1]	Amphastar Pharmaceuticals, Inc.	1,184,700
15,044	[1]	AnaptysBio, Inc.	372,189
51,100	[1]	Annexon, Inc.	139,503
48,500	[1]	Arcturus Therapeutics Holdings, Inc.	1,307,560
21,900	[1]	Argenx SE	6,886,394
57,250	[1]	aTyr Pharma, Inc.	306,287
29,500	[1]	Avidity Biosciences LLC	544,865
24,521	[1]	Avrobio, Inc.	32,368
22,500	[1]	Catalent, Inc.	2,495,250
7,000	[1,2]	Century Therapeutics, Inc.	88,130
7,369	[1]	Century Therapeutics, Inc.	92,776
1,076,793	[3]	CeQur SA	297,602
8,852	[1]	Cerevel Therapeutics Holdings	309,909
23,800	[1]	ContraFect Corp.	86,870
118,786	[1]	Corcept Therapeutics, Inc.	2,675,061
6,418	[1]	CRISPR Therapeutics AG	402,858
12,700		Danaher Corp.	3,725,291
7,700	[1]	Dexcom, Inc.	3,939,320
217,838	[1]	Dynavax Technologies Corp.	2,361,364
7,000	[1]	Edwards Lifesciences Corp.	824,040
8,246	[1]	Evotec SE, ADR	124,762
3,200	[1]	Fate Therapeutics, Inc.	124,064
27,400	[1]	Frequency Therapeutics, Inc.	58,088
5,088	[1]	Frequency Therapeutics, Inc.	10,787
13,557	[1]	Fusion Pharmaceuticals, Inc.	105,338
6,715	[1]	Galapagos NV	416,666
128,300	[1,2]	Gamida Cell Ltd.	532,445
3,650	[1]	Genmab A/S	1,322,254
14,850	[1]	Genmab A/S, ADR	537,273
26,478	[1]	Gossamer Bio, Inc.	229,829
18,728	[1,2]	Gracell Biotechnologies, Inc., ADR	43,636
8,060	[1]	Graphite Bio, Inc.	41,106
600	[1]	Guardant Health, Inc.	39,744
23,791	[1]	IDEAYA Biosciences, Inc.	266,221
1,020	[1]	IDEXX Laboratories, Inc.	558,001
2,455	[1]	Illumina, Inc.	857,777
10,000	[1,4]	Immatics N.V.	79,900
9,400	[1]	Immatics N.V.	75,106
6,625	[1]	Insulet Corp.	1,764,834
5,600	[1]	Intellia Therapeutics, Inc.	406,952
1,940	[1]	Intuitive Surgical, Inc.	585,259
2,984	[1]	Jasper Therapeutics, Inc.	10,593
14,993	[1,2]	Kaleido Biosciences, Inc.	24,738
4,307	[1,3]	Laronde, Inc.	96,013
26,895	[1]	Legend Biotech Corp., ADR	977,364
13,200	[1,2]	Lyell Immunopharma, Inc.	66,660

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
2,597	[1]	Madrigal Pharmaceuticals, Inc.	$ 254,818
41,700	[1]	Merus N.V.	1,102,548
137,800	[1]	Minerva Neurosciences, Inc.	114,402
1,448	[1]	Mirati Therapeutics, Inc.	119,055
44,062	[1,2]	Molecular Partners AG	884,215
8,538	[1]	Molecular Partners AG, ADR	173,065
5,200	[1]	Morphic Holding, Inc.	208,780
6,403	[1]	Natera, Inc.	260,474
14,887	[1]	Orchard Therapeutics PLC	10,600
174,072	[1]	Orchard Therapeutics PLC, ADR	123,939
48,700	[1]	Otonomy, Inc.	116,880
32,229		Regulus Therapeutics, Inc.	96,042
353,265	[1]	Regulus Therapeutics, Inc.	105,273
5,200	[1]	Repligen Corp.	978,068
39,222	[1]	Rezolute, Inc.	132,570
95,119	[1]	Rhythm Pharmaceuticals, Inc.	1,095,771
9,100	[1]	Rubius Therapeutics, Inc.	50,141
9,083	[1]	Sarepta Therapeutics, Inc.	709,564
40,270	[1]	Scynexis, Inc.	157,456
156,500	[1]	Seres Therapeutics, Inc.	1,114,280
1,500		Stryker Corp.	401,025
11,700	[1]	Surgery Partners, Inc.	644,085
17,400	[1]	Tandem Diabetes Care, Inc.	2,023,446
26,200	[1]	Turning Point Therapeutics, Inc.	703,470
43,600	[1]	Ultragenyx Pharmaceutical, Inc.	3,166,232
14,800	[1]	UniQure N.V.	267,436
14,300	[1]	Veeva Systems, Inc.	3,038,178
12,700	[1]	Verve Therapeutics, Inc.	289,814
220,000	[1]	Zai Lab Ltd.	998,951
11,233	[1]	Zentalis Pharmaceuticals, LLC	518,291
		TOTAL	60,057,022
		Industrials—7.9%
36,022	[1]	CoStar Group, Inc.	2,399,426
13,800	[1,2]	Fluence Energy, Inc.	180,918
5,500	[1]	Generac Holdings, Inc.	1,634,930
24,227	[1]	GXO Logistics, Inc.	1,728,354
8,250		HEICO Corp.	1,266,705
20,400		Ingersoll-Rand, Inc.	1,027,140
14,100	[1]	Mercury Systems, Inc.	908,745
12,400		Trane Technologies PLC	1,893,480
17,475	[1]	Trex Co., Inc.	1,141,642
18,059	[1]	Upwork, Inc.	419,691
14,423	[1]	XPO Logistics, Inc.	1,049,994
		TOTAL	13,651,025
		Information Technology—17.0%
980	[1]	Adobe, Inc.	446,508
30,200	[1]	Advanced Micro Devices, Inc.	3,302,068
5,300	[1]	Anaplan, Inc.	344,765
1,079	[1]	Ansys, Inc.	342,744
3,000	[1]	Avalara, Inc.	298,530
10,211	[1]	Coupa Software, Inc.	1,037,744
5,145	[1]	CS Disco, Inc.	174,776
7,706	[1]	Domo, Inc.	389,692
17,300	[1]	Envestnet, Inc.	1,287,812

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—continued
36,700	[1,2]	GDS Holdings Ltd., ADR	$ 1,440,475
55,000	[1]	IronSource Ltd.	264,000
6,200	[1]	IronSource Ltd.	29,760
32,600		Marvell Technology, Inc.	2,337,746
10,707	[1]	Q2 Holdings, Inc.	660,087
26,300	[1]	Qualtrics International, Inc.	750,865
7,570	[1]	Radware Ltd.	242,013
14,700	[1]	Rapid7, Inc.	1,635,228
2,600	[1]	Salesforce.com, Inc.	552,032
5,825	[1]	ServiceNow, Inc.	3,243,884
4,672	[1]	Shopify, Inc.	3,158,085
13,100	[1]	Smartsheet, Inc.	717,618
9,750	[1]	Splunk, Inc.	1,448,947
4,600	[1]	Tyler Technologies, Inc.	2,046,494
6,300	[1]	Unity Software, Inc.	625,023
38,900	[1]	WM Technology, Inc.	304,198
9,400	[1]	Workday, Inc.	2,250,924
		TOTAL	29,332,018
		Materials—7.0%
39,000		Agnico Eagle Mines Ltd.	2,388,360
450		Albemarle Corp.	99,517
72,400		Barrick Gold Corp.	1,775,972
8,250		Eagle Materials, Inc.	1,058,970
37,100		Newmont Corp.	2,947,595
8,900		Sherwin-Williams Co.	2,221,618
12,300		Westlake Corp.	1,517,820
		TOTAL	12,009,852
		Real Estate—3.5%
7,805		Americold Realty Trust	217,603
2,593		Avalonbay Communities, Inc.	644,024
4,464		Crown Castle International Corp.	824,054
27,406		MGM Growth Properties LLC	1,060,612
6,600		ProLogis, Inc.	1,065,768
7,100	[1]	Ryman Hospitality Properties	658,667
16,764		STAG Industrial, Inc.	693,191
5,185		Sun Communities, Inc.	908,879
		TOTAL	6,072,798
		Utilities—0.4%
7,916		NextEra Energy, Inc.	670,564
		TOTAL COMMON STOCKS (IDENTIFIED COST $98,030,401)	163,558,679
		WARRANTS—0.1%
		Health Care—0.1%
21,500	[1]	Catabasis Pharmaceuticals, Inc., Warrants, Expiration Date 6/22/2023	2,391
11,450	[1]	Catabasis Pharmaceuticals, Inc., Warrants, Expiration Date 2/8/2024	4,184
87,500	[1]	ContraFect Corp., Warrants, Expiration Date 7/20/2022	0
4,700	[1]	Immatics N.V., Warrants, Expiration Date 12/31/2025	8,225
5,696	[1]	Rezolute, Inc., Warrants, Expiration Date 10/8/2027	10,689
1,400	[1]	Rezolute, Inc., Warrants, Expiration Date 1/1/2099	4,732
2,520	[1]	Scynexis, Inc., Warrants, Expiration Date 3/8/2023	58
26,500	[1]	Scynexis, Inc., Warrants, Expiration Date 5/21/2024	24,862
53,000	[1]	Scynexis, Inc., Warrants, Expiration Date 1/1/2099	207,230
		TOTAL WARRANTS (IDENTIFIED COST $355,127)	262,371

Shares or Principal Amount		Value
	REPURCHASE AGREEMENTS—6.8%
$8,807,000
Interest in $1,592,000,000 joint repurchase agreement 0.30%, dated 3/31/2022 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,592,013,267 on 4/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to
4/20/2050 and the market value of those underlying securities was $1,623,853,532.
		$ 8,807,000
451,049	Interest in $1,592,000,000 joint repurchase agreement 0.30%, dated 3/31/2022 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,592,013,267 on 4/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/20/2050 and the market value of those underlying securities was $1,623,853,532 (purchased with proceeds from securities lending collateral).	451,049
2,489,360	Interest in $1,592,000,000 joint repurchase agreement 0.30%, dated 3/31/2022 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,592,013,267 on 4/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/20/2050 and the market value of those underlying securities was $1,623,853,532 (purchased with proceeds from securities lending collateral).	2,489,360
	TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $11,747,409)	11,747,409
	TOTAL INVESTMENT IN SECURITIES—101.7% (IDENTIFIED COST $110,132,937)	175,568,459
	OTHER ASSETS AND LIABILITIES - NET—(1.7)%[5]	(2,994,310)
	TOTAL NET ASSETS—100%	$172,574,149
An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with the affiliated companies during the period ended March 31, 2022, were as follows:
Affiliated	Value as of 12/31/2021	Purchases at Cost*	Proceeds from Sales*	Change in Unrealized Appreciation/ Depreciation*	Net Realized Gain/ (Loss)*	Value as of 3/31/2022	Shares Held as of 3/31/2022	Dividend Income*
Financials:
StepStone Group, Inc.	$1,529,776	$—	$—	$(313,168)	$—	$1,216,608	36,800	$5,520
Health Care:
Akouos, Inc.	$269,238	$1,658	$—	$(118,801)	$—	$152,095	32,020	$—
Albireo Pharma, Inc.	$805,834	$—	$—	$226,284	$—	$1,032,118	34,600	$—
Alector, Inc.	$1,355,239	$—	$—	$(420,026)	$—	$935,213	65,629	$—
Amphastar Pharmaceuticals, Inc.	$768,570	$—	$—	$416,130	$—	$1,184,700	33,000	$—
AnaptysBio, Inc.	$522,779	$—	$—	$(150,590)	$—	$372,189	15,044	$—
Annexon, Inc.	$294,144	$204,695	$—	$(359,336)	$—	$139,503	51,100	$—
Arcturus Therapeutics Holdings, Inc.	$1,772,261	$23,497	$—	$(488,198)	$—	$1,307,560	48,500	$—
aTyr Pharma, Inc.	$427,658	$—	$—	$(121,371)	$—	$306,287	57,250	$—
Avidity Biosciences LLC	$701,215	$—	$—	$(156,350)	$—	$544,865	29,500	$—
Avrobio, Inc.	$101,879	$—	$(2,720)	$(41,960)	$(24,831)	$32,368	24,521	$—
ContraFect Corp.	$62,594	$—	$—	$24,276	$—	$86,870	23,800	$—
ContraFect Corp., Warrants, Expiration Date 7/20/2022	$—	$—	$—	$—	$—	$—	87,500	$—
Dynavax Technologies Corp.	$2,924,281	$45,000	$—	$(607,917)	$—	$2,361,364	217,838	$—
Frequency Therapeutics, Inc.	$140,562	$—	$—	$(82,474)	$—	$58,088	27,400	$—
Frequency Therapeutics, Inc.	$26,101	$—	$—	$(15,314)	$—	$10,787	5,088	$—
Fusion Pharmaceuticals, Inc.	$—	$104,709	$—	$629	$—	$105,338	13,557	$—
Gamida Cell Ltd.	$297,901	$30,569	$—	$203,975	$—	$532,445	128,300	$—
IDEAYA Biosciences, Inc.	$562,419	$—	$—	$(296,198)	$—	$266,221	23,791	$—
Merus N.V.	$1,326,060	$—	$—	$(223,512)	$—	$1,102,548	41,700	$—
Minerva Neurosciences, Inc.	$110,378	$—	$—	$4,024	$—	$114,402	137,800	$—
Molecular Partners AG	$410,111	$631,569	$—	$(157,465)	$—	$884,215	44,062	$—
Molecular Partners AG, ADR	$57,619	$152,791	$—	$(37,345)	$—	$173,065	8,538	$—
Orchard Therapeutics PLC	$19,651	$—	$—	$(9,051)	$—	$10,600	14,887	$—
Orchard Therapeutics PLC, ADR	$229,775	$—	$—	$(105,836)	$—	$123,939	174,072	$—
Otonomy, Inc.	$101,296	$—	$—	$15,584	$—	$116,880	48,700	$—
Rezolute, Inc.	$187,481	$—	$—	$(54,911)	$—	$132,570	39,222	$—
Rezolute, Inc., Warrants, Expiration Date 10/8/ 2027	$18,278	$—	$—	$(7,589)	$—	$10,689	5,696	$—
Rezolute, Inc., Warrants, Expiration Date 1/1/2099	$6,692	$—	$—	$(1,960)	$—	$4,732	1,400	$—
Rhythm Pharmaceuticals, Inc.	$351,765	$526,308	$—	$217,698	$—	$1,095,771	95,119	$—

Affiliated	Value as of 12/31/2021	Purchases at Cost*	Proceeds from Sales*	Change in Unrealized Appreciation/ Depreciation*	Net Realized Gain/ (Loss)*	Value as of 3/31/2022	Shares Held as of 3/31/2022	Dividend Income*
Scynexis, Inc.	$245,647	$—	$—	$(88,191)	$—	$157,456	40,270	$—
Scynexis, Inc., Warrants, Expiration Date 3/8/2023	$648	$—	$—	$(590)	$—	$58	2,520	$—
Scynexis, Inc., Warrants, Expiration Date 5/21/ 2024	$57,375	$—	$—	$(32,513)	$—	$24,862	26,500	$—
Scynexis, Inc., Warrants, Expiration Date 1/1/2099	$323,300	$—	$—	$(116,070)	$—	$207,230	53,000	$—
Seres Therapeutics, Inc.	$1,303,645	$—	$—	$(189,365)	$—	$1,114,280	156,500	$—
Ultragenyx Pharmaceutical, Inc.	$3,666,324	$—	$—	$(500,092)	$—	$3,166,232	43,600	$—
UniQure N.V.**	$343,454	$—	$(36,150)	$(34,288)	$(5,580)	$267,436	14,800	$—
Information Technology:
Domo, Inc.	$382,218	$—	$—	$7,474	$—	$389,692	7,706	$—
Affiliated issuers no longer in the portfolio at period end	$209,682	$—	$(74,725)	$347,186	$(482,143)	$—	—	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$21,913,850	$1,720,796	$(113,595)	$(3,267,221)	$(512,554)	$19,741,276	1,911,330	$5,520

*	A portion of the amount shown was recorded when the Fund no longer had ownership of at least 5% of the voting shares.
**	At March 31, 2022, the Fund no longer has ownership of at least 5% voting shares.

1	Non-income-producing security.
2
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of March 31, 2022, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Collateral Received
$2,711,357	$2,940,409

3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

4
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2022, these restricted securities amounted to $79,900, which represented 0.0% of total net assets.

Security	Acquisition Date	Cost	Value
Immatics N.V.	6/30/2020	$0	$79,900

5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.

Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$133,247,077	$—	$96,013	$133,343,090
International	18,014,115	11,903,872	297,602	30,215,589
Debt Securities:
Warrants	12,957	249,414	—	262,371
Repurchase Agreements	—	11,747,409	—	11,747,409
TOTAL SECURITIES	$151,274,149	$23,900,695	$393,615	$175,568,459

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt